                                                     REGISTRATION NO. 333-64749
                                                     REGISTRATION NO. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 62                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [_]
                             AMENDMENT NO. 310                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 62 ("PEA") to the Form N-4 Registration
Statement No. 333-64749 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the GMIB Supplement. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Supplement dated             , 2013 to prospectuses for:

• Accumulator®	• Accumulator® Elite
• Accumulator® Plus	• Accumulator® Select

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit,

and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to your account by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/offer. If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum income benefit (“GMIB”). In addition, at the time you purchased your contract, you also may have elected a guaranteed minimum death benefit (“GMDB”) and the earnings enhancement benefit (“EEB”, also referred to as “Protection PlusSM”).

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating your GMIB and any optional benefits you elected such as the GMDB and EEB(together the “Guaranteed Benefits”). In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. You should be aware that in certain versions of the contracts the GMIB may be voluntarily or automatically converted to a guaranteed withdrawal benefit for life (“GWBL”). If you have a contract that provides for the GMIB to be voluntarily or automatically converted to a GWBL and you accept this offer, upon termination of the GMIB you will no longer have the right to add a GWBL to your contract in the future.

If you accept this offer, upon termination of your Guaranteed Benefits, the annual Guaranteed Benefits charges will no longer be deducted from your account value. For additional information about the GMIB, GMDB, EEB, and standard death benefit, see Appendix I to this supplement. While the charges for the Guaranteed Benefits would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer and acceptance letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe that this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMIB, GMDB, EEB and the standard death benefit. If you accept this offer, you would benefit because you would receive an increase in your contract’s account value and your Guaranteed Benefit charges would cease. We would gain a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these Guaranteed Benefits costly to us. Providing the lump sum payments will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable Guaranteed Benefits in return for additional cash in your contract.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

For the GMIB and GMDB, we determine the offer amount using standard actuarial calculations for determining contract reserves. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMIB and GMDB benefits.

In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. We calculate the actuarial value of your GMIB and GMDB together. These calculations are determined based on reserves, account value, and benefit bases on the business day prior to the date we receive your acceptance of this offer.

For most contract owners (“Group 1”), the amount of the offer is the greater of: (i) approximately 70% of this actuarial valuation of the GMIB and GMDB reserve; and (ii) two times the GMIB and GMDB fee rates multiplied by the respective benefit base. In addition, if you elected the EEB, we will add an amount equal to two times the EEB fee rate multiplied by the contract’s account value on the business day prior to the date we receive your acceptance of this offer.

If you took an excess withdrawal (cumulative withdrawals in a contract year that exceed a specified limit) in any of the three contract years ending in 2012, or in the partial contract year from your contract anniversary in 2012 through December, 31, 2012, and that excess withdrawal also equaled or exceeded 25% of the contract’s account value as of the contract date anniversary preceding the withdrawal(s), then you are part of Group 2. For Group 2, the offer is the greater of: (i) approximately 25% of the actuarial valuation of the GMIB and GMDB reserve; and (ii) the GMIB and GMDB fee rates multiplied by the respective benefit base. In addition, if you elected the EEB, we will add an amount equal to the EEB fee rate multiplied by the contract’s account value.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. In general, the larger your contract account value is relative to your benefit base, the smaller your offer amount will be. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMIB and GMDB benefits, we consider a number of factors including your contract’s current account value, your age, your allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on then current market conditions and any changes in our estimate of your then current and projected contract account value and GMIB and GMDB benefits when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to your account by visiting www.axa-equitable.com or call us at 1-866-638-0550.

Examples for Group 1

Example 1:

Assume the contract owner is a 68-year old male who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,583 and the contract account value is $98,205. The amount of the initial offer as stated in the contract owner’s offer letter is $29,617. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $78,564. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $35,211.

Example 2:

Assume the contract owner is a 68-year old male who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,583 and the contract account value is $98,205. The amount of the initial offer as stated in the contract owner’s offer letter is $29,617. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $117,847. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $24,023.

Additional Offer Amount Examples for Group 1:

The following examples assume the contract owner is a 68-year old male.

Contract account value	GMIB/GMDB benefit base	Offer amount
$100,000	$150,000	$25,745
$100,000	$160,000	$29,957
$100,000	$170,000	$34,265
$100,000	$180,000	$38,638
$100,000	$190,000	$43,008
$100,000	$200,000	$47,357
$100,000	$210,000	$51,689
$100,000	$220,000	$56,089
$100,000	$230,000	$60,492
$100,000	$240,000	$64,912
$100,000	$250,000	$69,371
$100,000	$260,000	$73,779
$100,000	$270,000	$78,251
$100,000	$280,000	$82,688
$100,000	$290,000	$87,146
$100,000	$300,000	$91,606

Examples for Group 2

Example 3:

Assume the contract owner is a 63-year old female who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,663 and the contract account value is $98,616. The amount of the initial offer as stated in the contract owner’s offer letter is $10,272. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $78,892. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $12,146.

Example 4:

Assume the contract owner is a 63-year old female who elected the GMIB and the greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $157,663 and the contract account value is $98,616. The amount of the initial offer as stated in the contract owner’s offer letter is $10,272. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $118,339. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $8,397.

Additional Offer Amount Examples for Group 2:

The following examples assume the contract owner is a 63-year old female.

Contract account value	GMIB/GMDB benefit base	Offer amount
$100,000	$150,000	$8,987
$100,000	$160,000	$10,434
$100,000	$170,000	$11,956
$100,000	$180,000	$13,392
$100,000	$190,000	$14,909
$100,000	$200,000	$16,380
$100,000	$210,000	$17,975
$100,000	$220,000	$19,455
$100,000	$230,000	$20,947
$100,000	$240,000	$22,486
$100,000	$250,000	$24,016
$100,000	$260,000	$25,556
$100,000	$270,000	$27,046
$100,000	$280,000	$28,711
$100,000	$290,000	$30,204
$100,000	$300,000	$31,729

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your offer amount may be higher or lower than the amounts shown.

How can I evaluate this offer?

You must decide between: (1) keeping your Guaranteed Benefits and standard death benefit; or (2) terminating your Guaranteed Benefits and standard death benefit and accepting an increase in your contract’s account value. See Appendix I for a description of the Guaranteed Benefits and standard death benefit.

If you do not accept our offer, no amount would be added to your contract’s account value and your Guaranteed Benefit(s) and standard death benefit would continue in force and applicable fees would continue to be deducted from your account value.

If you accept the offer, your Guaranteed Benefit(s) and standard death benefit would terminate, and your contract’s account value would be increased. In the future, if a death benefit is payable, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be more or less than your net contributions.

When you purchased your contract you made a determination that the GMIB, GMDB (and EEB, if applicable) were important to you based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMIB, GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today and your future needs. You should also consider your specific contract account values (with and without the offer), your GMIB and GMDB benefit base and the following factors:

•	How long you intend to keep your contract;

•	Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the GMIB;

•	Whether it is important for you to leave a minimum death benefit from your contract to your beneficiaries;

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMIB and GMDB;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMIB and GMDB benefit base may increase such that the GMIB and GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMIB and GMDB benefit base would have increased such that the value of having the GMIB and GMDB may become more valuable to you and your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing the benefit base.

You should assess your own situation to decide whether to accept the offer. Once terminated, the Guaranteed Benefits and the standard death benefit cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

To accept this offer, you may login to your account at www.axa-equitable.com. You may also accept this offer by completing the election form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance or we receive your acceptance on the first day of your contract year, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMIB/GMDB benefit base and the contract’s account value.

What are my options after I accept this offer?

If you accept this offer you may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the Guaranteed Benefits and the standard death benefit, you may: (i) terminate your contract and receive the account value which includes the amount we add to your contract; (ii) transfer all or part of your contract’s account value to another investment product; or (iii) exchange your contract for another annuity contract issued by an insurance company of your choice or a Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract . (See Appendix II to this supplement for a comparison of some of the important features of your current contract and the Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract.) If you are considering exchanging your current contract for the Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract and would like a copy of the prospectus, contact your financial professional. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of that contract, and provide you with the proper forms and application necessary to complete the transaction. The Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract can only be purchased through a broker-dealer and is not available in all states or through all broker-dealer firms.

If you accept this offer, a withdrawal charge will not apply to any withdrawal or exchange made no later than 30 days after the expiration date shown in your offer letter. Amounts withdrawn during this period will be considered withdrawals of contributions for purpose of calculating any applicable withdrawal charges after this period.

Please note that we are unable to waive the withdrawal charge on the date we receive your withdrawal request if your withdrawal request is received on the same business day we receive your acceptance of this offer. If we receive your withdrawal request on the same business day we receive your acceptance of this offer, in order to waive the withdrawal charge, you agree that we will process your withdrawal request on the next business day following the business day we receive your acceptance.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to re-enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMIB, GMDB, and EEB, if applicable, and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credit enhancements that may apply to your contract. Therefore, you will not receive any credit enhancements if you accept this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, if you take a withdrawal more than 30 days after the expiration date shown in your offer letter, a withdrawal charge may apply to your contributions depending on how long each contribution has been invested in your contract. For example, a withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the free withdrawal amount (10% or 15% depending on the terms of your contract); or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Although we do not directly compensate your financial professional based on your acceptance if this offer, he or she may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, if your account value increases and you choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and/or his or her firm may increase. Or, if you exchange this contract for another variable annuity or other investment product, your financial professional may receive compensation upon completion of that purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

This offer may not be available in all states. We may suspend or terminate this offer at any time. In the future, we may make additional offers in connection with these Guaranteed Benefits on different and/or more or less favorable terms.

Appendix I

Guaranteed Benefits and Standard Death Benefit Information

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and the Guaranteed minimum income benefit base (hereinafter, in this section called your ‘‘benefit base’’) is used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also ‘‘Guaranteed minimum death benefit’’ below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘Accessing your money’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘Accessing your money’’ and the section entitled ‘‘Charges and expenses’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (6%, or 5%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-1

amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see ‘‘Our administrative procedures for calculating your Roll-Up benefit base following a transfer’’ in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (5-6 1/2%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Guaranteed minimum income benefit). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-2

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See ‘‘Accessing your money’’ in your Prospectus. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges and expenses’’ in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges to not apply to Accumulator® Select contracts.

Guaranteed minimum income benefit and the Roll-up benefit base reset

You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on any contract date anniversary until the contract date anniversary following age 75 (or age 80 for certain contracts), if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-up benefit base to equal the account value on any 5th or later contract date anniversary, until the contract date anniversary following age 75. If you elected the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’ in your Prospectus. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elected both the Guaranteed minimum income benefit AND the Greater of the 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the ‘‘Greater of enhanced death benefit’’), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted.

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-3

If you elected both options, they are not available with different Roll-Up benefit bases: each option must include either the 6 1/2% Roll-Up or 6% Roll-Up benefit base. We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. For certain contracts, this may not later than the contract date anniversary following age 85. See “Exercise rules” under “Guaranteed minimum income benefit” in your Prospectus for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” in your Prospectus.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See ‘‘Payment of death benefit’’ in your Prospectus for more information.

If you elected one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ in your Prospectus for more information.

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-4

Earnings enhancement benefit (or Protection PlusSM)

The Earnings enhancement benefit provides an additional death benefit. If you elected the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) ‘‘Net contributions’’ are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. ‘‘Net contributions’’ are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in ‘‘net contributions’’); and (ii) ‘‘Death benefit’’ is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-5

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See ‘‘Spousal continuation’’ in ‘‘Payment of death benefit’’ in your Prospectus for more information.

Appendix I: Guaranteed Benefits and Standard Death Benefit Information I-6

Appendix II

Exchange Offer Program

The following is provided for information purposes only. If you are considering purchasing the Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract (“SCS Series C Contract”) you should contact your financial professional, who will be able to explain the features of that contract, and provide you with the proper forms and application necessary to complete the transaction. The SCS Series C Contract can only be purchased through a broker-dealer and is not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this Guaranteed minimum income benefit offer to exchange their existing contract at net asset value for the SCS Series C Contract. This exchange offer program is available if: (i) you accept our Guaranteed minimum income benefit offer and exchange your existing contract for the SCS Series C Contract no later than 30 days after the expiration date shown in your offer letter; or (ii) your existing contract is not subject to the withdrawal charge. If you are considering exchanging your current contract for the SCS Series C Contract and would like a copy of the prospectus for that contract, contact your financial professional.

Under this exchange offer program, the surrender of your existing contract will not trigger a withdrawal charge. The account value attributable to your existing contract would not be subject to any withdrawal charge under the SCS Series C Contract (but would be subject to all other charges and fees under the SCS Series C Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the SCS Series C Contract and other investment products. You should also compare the fees and charges of your existing contract to the fees and charges of the SCS Series C Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you.

The chart set out below provides a summary comparison of some of the important features of your existing contract and the SCS Series C Contract. You should not rely solely on this chart in examining the differences between your existing contract and the SCS Series C Contract. There may be other differences important for you to consider prior to purchasing the SCS Series C Contract. You should read your Prospectus and other information related to your existing contract prior to requesting an exchange to the SCS Series C Contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Appendix II: Exchange Offer Program II-1

Comparison of your existing contract and the SCS Series C Contract

Existing Contract
	Existing contract prior to accepting this offer	Existing contract after accepting this offer	SCS Series C Contract
Annual Administrative Charge[1]	$0 - $30	$0 - $30	None.
Total Separate Account Annual Expenses	1.25% - 1.70%	1.25% - 1.70%	1.65%
Maximum withdrawal charge	0% - 8%	0% - 8%	N/A
Guaranteed Minimum Income Benefit charge	0.65% - 1.30%	N/A	N/A
Guaranteed Minimum Death Benefit charge	0% - 1.15%	N/A	N/A
Earnings Enhancement Benefit Charge	0.35%	N/A	N/A
Standard Death Benefit	The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
Variable Investment Options	41-60 Class B and IB	41-60 Class B and IB	3 Class IB
Structured Investment Options[2]	N/A	N/A	16
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1%-3%	1%-3%	N/A
Fixed Maturity Options[3]	Yes	Yes	No

[1]	The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.
[2]	The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity is may be between the first 10%, 20%, or 30% of loss. See the SCS Prospectus for more information.
[3]	Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.

Appendix II: Exchange Offer Program II-2

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45, Separate Account No. 49 and the
          Statement of Additional Information to be filed by amendment.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Resolutions of the Board of Directors of Equitable Life Assurance
              Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement No. 333-05593 on
              June 10, 1996.

          2.  Not applicable.

          3.  (a)           Distribution Agreement, dated as of January 1, 1998
                            by and between The Equitable Life Assurance Society
                            of the United States for itself and as depositor on
                            behalf of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-64749) filed on August 5,
                            2011.

              (a)(i)        First Amendment dated as of January 1, 2001 to the
                            Distribution Agreement dated as of January 1, 1998
                            between The Equitable Life Assurance Society of the
                            United States for itself and as depositor on behalf
                            of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-127445) filed on August 11,
                            2005.

              (a)(ii)       Second Amendment dated as of January 1, 2012 to the
                            Distribution Agreement dated as of January 1, 1998
                            between AXA Equitable Life Insurance Company and
                            AXA Distributors LLC incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (b)           Distribution Agreement for services by The
                            Equitable Life Assurance Society of the United
                            States to AXA Network, LLC and its subsidiaries
                            dated January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (c)           Transition Agreement for services by AXA Network,
                            LLC and its subsidiaries to The Equitable Life
                            Assurance Society of the United States dated
                            January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (d)           General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, previously filed with Registration
                            Statement (File No. 2-30070) on April 19, 2004, and
                            incorporated herein by reference.

              (d)(i)        First Amendment dated as of January 1, 2003 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, incorporated herein by reference to
                            Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii)       Second Amendment dated as of January 1, 2004 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries incorporated herein by reference to
                            Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii)      Third Amendment dated as of July 19, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

                                      C-1

              (d)(iv)       Fourth Amendment dated as of November 1, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

              (d)(v)        Fifth Amendment dated as of November 1, 2006, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi)       Sixth Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on April 24,
                            2012.

              (d)(vii)      Seventh Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                            on April 20, 2009.

              (d)(viii)     Eighth Amendment dated as of November 1, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                            on April 20, 2009.

              (d)(ix)       Ninth Amendment dated as of November 1, 2011 to
                            General Agent Sales Agreement dated as of January
                            1, 2000 by and between AXA Life Insurance Company
                            (formerly known as The Equitable Life Assurance
                            Society of the United States) and AXA Network, LLC
                            and its subsidiaries incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 333-05593) filed on April 24,
                            2012.

              (e)           Form of Brokerage General Agent Sales Agreement
                            with Schedule and Amendment to Brokerage General
                            Agent Sales Agreement among [Brokerage General
                            Agent] and AXA Distributors, LLC, AXA Distributors
                            Insurance Agency, LLC, AXA Distributors Insurance
                            Agency of Alabama, LLC, and AXA Distributors
                            Insurance Agency of Massachusetts, LLC,
                            incorporated herein by reference to Exhibit No.
                            3.(i) to Registration Statement (File No.
                            333-05593) on Form N-4, filed on April 20, 2005.

              (f)           Form of Wholesale Broker-Dealer Supervisory and
                            Sales Agreement among [Broker-Dealer] and AXA
                            Distributors, LLC, incorporated herein by reference
                            to Exhibit No. 3.(j) to Registration Statement
                            (File No. 333-05593) on Form N-4, filed on April
                            20, 2005.

                                      C-2

          4.  (a)           Form of group annuity contract no. 1050-94IC,
                            incorporated herein by reference to Exhibit 4(a) to
                            the Registration Statement on Form N-4 (File No.
                            33-83750), filed February 27, 1998.

              (b)           Forms of group annuity certificate nos. 94ICA and
                            94ICB, incorporated herein by reference to Exhibit
                            4(b) to the Registration Statement on Form N-4
                            (File No. 33-83750), filed February 27, 1998.

              (c)           Forms of data pages for Accumulator-IRA and
                            Accumulator-NQ, incorporated herein by reference to
                            Exhibit 4(m) to Registration Statement No.
                            333-05593 filed December 31, 1997.

                                      C-3

              (d)           Forms of endorsement nos. 94ENIRAI, 94ENNQI and
                            94ENMVAI to contract no. 1050-94IC and data pages
                            nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                            by reference to Exhibit 4(c) to the Registration
                            Statement on Form N-4 (File No. 33-83750), filed
                            February 27, 1998.

              (e)           Form of Guaranteed Minimum Income Benefit
                            Endorsement to Contract Form No. 10-50-94IC and the
                            Certificates under the Contract, incorporated
                            herein by reference to Exhibit 4(h) to the
                            Registration Statement on Form N-4 (File
                            No. 33-83750), filed April 23, 1996.

              (f)           Form of endorsement No. 98ENJONQI to Contract Form
                            No. 1050-94IC and the Certificates under the
                            Contract, incorporated herein by reference to
                            Exhibit 4(n) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (g)           Form of endorsement No. 98Roth to Contract Form
                            No. 1050-94IC and the Certificates under the
                            Contract, incorporated herein by reference to
                            Exhibit 4(o) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (h)           Form of Custodial Owned Roth IRA endorsement no.
                            98COROTH to Contract No. 1050-94IC, incorporated
                            herein by reference to Exhibit 4(p) to Registration
                            Statement No. 333-05593, filed May 1, 1998.

              (i)           Form of Defined Benefit endorsement no. 98ENDBQPI
                            to Contract No. 1050-94IC, incorporated herein by
                            reference to Exhibit 4(j) to the Registration
                            Statement on Form N-4 (File No. 333-31131), filed
                            May 1, 1998.

              (j)           Form of endorsement for Extra Credit Annuity
                            No. 98ECENDI and Data Pages 94ICA/B, previously
                            filed with this Registration Statement File
                            No. 333-64749 on September 30, 1998.

              (k)           Form of endorsement applicable to Defined
                            Contribution Qualified Plan Certificates No.
                            97ENQPI and Data Pages 94ICA/B, previously filed
                            with this Registration Statement File No. 333-64749
                            on September 30, 1998.

              (l)           Form of data pages for Equitable Accumulator plus
                            TSA, previously filed with this Registration
                            Statement, File No. 333-64749 on Form N-4, filed on
                            December 28, 1999.

              (m)           Form of Endorsement applicable to TSA Certificates,
                            incorporated by reference to Exhibit No. 4(t) to
                            Registration Statement File No. 333-05593 on Form
                            N-4, filed May 22, 1998.

              (n)           Form of endorsement for Beneficiary Continuation
                            Option Form No. 2000 ENIRAI-IM, applicable to IRA
                            Certificates, previously filed with this
                            Registration Statement File No. 333-05593 on
                            April 25, 2000.

              (o)           Form of Endorsement applicable to Roth IRA
                            Contracts, Form No. 1M-ROTHBCO-1 previously filed
                            with this Registration Statement File No. 333-64749
                            on April 25, 2001.

              (p)           Revised Form of Endorsement applicable to IRA
                            certificates, Form No. 2000ENIRAI-IM previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 25, 2001.

              (q)           Form of Endorsement applicable to Non-Qualified
                            Certificates Form No. 99ENNQ-G previously filed
                            with this Registration Statement File No. 333-64749
                            on April 25, 2001.

              (r)           Form of Endorsement applicable to credits applied
                            to annuity account value previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (s)           Form of Optional Death Benefit Rider, Form No. 2000
                            PPDB previously filed with this Registration
                            Statement File No. 333-64749 on April 25, 2001.

              (t)           Form of data pages for Equitable Accumulator Plus
                            Rollover IRA (revised), Roth Conversion IRA, NQ
                            (revised), QP-Defined Contribution, QP-Defined
                            Benefit, TSA (revised) previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

                                      C-4

              (u)           Form of amendment to Certificate Form No. 941CB,
                            Form No. 2000 BENE-G previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (v)           Form of Endorsement (No. 2001 ENJONQ) applicable to
                            Non-Qualified Certificates previously filed with
                            this Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (w)           Form of Data Pages for Accumulator Plus, Form
                            No. 94ICA/B, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (x)           Form of Data Pages, Form No. 94ICA/B, previously
                            filed with this Registration Statement File
                            No. 333-64749 on December 20, 2001.

              (y)           Form of Endorsement applicable to Fixed Maturity
                            Options, Form No. 2002FMO, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (z)           Form of Optional Death Benefit Rider, Form
                            No. 2002PPDB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (a)(a)        Form of Guaranteed Minimum Income Benefit Rider,
                            Form No. 2002GMIB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (b)(b)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6% or AR, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (c)(c)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6% Rollup, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (d)(d)        Form of Guaranteed Death Benefit Rider, Form
                            No. 2002GMDB-AR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (e)(e)        Form of Data Page for Accumulator Plus, Form
                            No. 2002DPPPlus previously filed with this
                            Registration Statement (File No. 333-64749), on
                            March 8, 2002.

              (f)(f)        Form of Data Pages, Form No. 2002DP incorporated
                            herein by reference to Exhibit 4(j)(j) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (g)(g)        Form of Endorsement for Accumulator Form No.
                            2002EGTRRA incorporated herein by reference to
                            Exhibit 4(k)(k) to the Registration Statement (File
                            No. 333-31131), filed March 8, 2002.

              (h)(h)        Form of Endorsement applicable to fixed maturity
                            options, Form No. 2002FMO incorporated herein by
                            reference to Exhibit 4(m)(m) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (i)(i)        Form of Protection Plus Optional Death Benefit
                            Rider, Form No. 2002PPDB incorporated herein by
                            reference to Exhibit 4(n)(n) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (j)(j)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002MDB-6% or AR Rollup incorporated
                            herein by reference to Exhibit 4(o)(o) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (k)(k)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6%Rollup, incorporated herein by
                            reference to Exhibit No. 4(p)(p) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (l)(l)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-AR, incorporated herein by
                            reference to Exhibit 4(q)(q) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (m)(m)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMIB-6%Rollup, incorporated herein by
                            reference to Exhibit 4(r)(r) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (n)(n)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMIB, incorporated herein by reference
                            to Exhibit 4(s)(s) to the

                                      C-5

                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (o)(o)        Form of Endorsement (No. 2002 NQBCO) applicable to
                            non-qualified contract/certificates with
                            beneficiary continuation option, incorporated
                            herein by reference to Exhibit No. 4(a)(c) to the
                            Registration Statement (File No. 333-05593) filed
                            on April 23, 2003.

              (p)(p)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), annual ratchet to age 85,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(d) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (q)(q)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(e) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (r)(r)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                            [85] GMDB or Annual Ratchet to age [85] GMDB,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(f) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (s)(s)        Form of Guaranteed Minimum Income Benefit Rider
                            (also known as the Living Benefit), (No. 2002
                            GMIB), incorporated herein by reference to Exhibit
                            No. 4(a)(g) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (t)(t)        Form of Protection Plus Optional Death Benefit
                            Rider (No. 2002 PPDB), incorporated herein by
                            reference to Exhibit No. 4(a)(h) to the
                            Registration Statement (File No. 333-05593) filed
                            on April 23, 2003.

              (u)(u)        Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                            to age [85] GMDB or Annual Ratchet to Age [85]
                            GMDB, incorporated herein by reference to Exhibit
                            4(a)(i) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (v)(v)        Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                            [85], incorporated herein by reference to Exhibit
                            4(a)(j) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (w)(w)        Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB) (also known as the Living
                            Benefit), incorporated herein by reference to
                            Exhibit 4(a)(k) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (x)(x)        Form of Protection Plus Optional Death Benefit
                            Rider (No. 2003PPDB), incorporated herein by
                            reference to Exhibit 4(a)(l) to the Registration
                            Statement (File No. 333-05593) filed on May 8, 2003.

              (y)(y)        Form of Enhanced Guaranteed Principal Benefit
                            ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                            herein by reference to Exhibit 4(a)(m) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (z)(z)        Form of Spousal Protection Rider applicable to
                            [Non-Qualified][Certificate/Contract]s (No. 2003
                            SPPRO), incorporated herein by reference to Exhibit
                            4(a)(n) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (a)(a)(a)     Form of Data Pages (No. 2003 DPTOBCO), incorporated
                            herein by reference to Exhibit 4(a)(o) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (b)(b)(b)     Form of Data Pages (No. 2003DP), incorporated
                            herein by reference to Exhibit 4(a)(p) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (c)(c)(c)     Form of Data Pages (No. 2003DPPlus) previously
                            filed with this Registration Statement File
                            No. 333-64749 filed on May 8, 2003.

              (d)(d)(d)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            (No. 2004 GWB-A), incorporated by reference to
                            Exhibit No. 4(a)(r) to Registration Statement File
                            No. 333-05593, filed May 3, 2004.

                                      C-6

              (e)(e)(e)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            (No. 2004 GWB-B), incorporated by reference to
                            Exhibit No. 4(a)(s) to Registration Statement File
                            No. 333-05593, filed May 3, 2004.

              (f)(f)(f)     Form of Data Pages (2004DPGWB), incorporated by
                            reference to Exhibit No. 4(a)(t) to Registration
                            Statement File No. 333-05593, filed May 3, 2004.

              (g)(g)(g)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-A
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(u) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (h)(h)(h)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-B
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(v) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (i)(i)(i)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-A1
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(w) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (j)(j)(j)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-B1
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(x) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (k)(k)(k)     Form of Change of Ownership Endorsement (2004COO),
                            incorporated herein by reference to Exhibit 4(a)(y)
                            to Registration Statement (File No. 333-05593) on
                            Form N-4, filed April 20, 2005.

              (l)(l)(l)     Form of Endorsement Applicable to TSA Contracts
                            (2004TSA) incorporated herein by reference to
                            Exhibit 4(a)(z) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (m)(m)(m)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                            as the Living Benefit) incorporated herein by
                            reference to Exhibit 4.(a)(a)(a) to Registration
                            Statement File No. 333-05593 on Form N-4, filed on
                            October 14, 2005.

              (n)(n)(n)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                            as the Living Benefit) incorporated herein by
                            reference to Exhibit 4.(b)(b)(b) to Registration
                            Statement File No. 333-05593 on Form N-4, filed on
                            October 14, 2005.

              (o)(o)(o)     Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                            6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                            85 GMDB) incorporated herein by reference to
                            Exhibit 4.(c)(c)(c) to Registration Statement File
                            No. 333-05593 on Form N-4, filed on October 14,
                            2005.

              (p)(p)(p)     Form of endorsement, No. 2005TRBNS, previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 20, 2006.

              (q)(q)(q)     Form of flexible premium deferred fixed and
                            variable annuity contract No. 2006BASE-I-B,
                            incorporated herein by reference to Exhibit 4.
                            (d)(d)(d) to the Registration Statement (File
                            No. 333-05593), filed June 14, 2006.

              (r)(r)(r)     Form of flexible premium deferred fixed and
                            variable annuity contract No. 2006BASE-I-A,
                            incorporated herein by reference to Exhibit 4.
                            (e)(e)(e) to the Registration Statement (File
                            No. 333-05593), filed June 14, 2006.

              (s)(s)(s)     Form of Data Page No. 2006GWB DP, incorporated
                            herein by reference to Exhibit 4. (f)(f)(f) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (t)(t)(t)     Form of Data Page No. 2006DP, incorporated herein
                            by reference to Exhibit 4. (g)(g)(g) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (u)(u)(u)     Form of Endorsement No. 2006TSA-GWB, incorporated
                            herein by reference to Exhibit 4. (i)(i)(i) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (v)(v)(v)     Form of Endorsement No. 2006CRT, incorporated

                                      C-7

                            herein by reference to Exhibit 4. (j)(j)(j) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (w)(w)(w)     Form of Endorsement No. 2006FMO, incorporated
                            herein by reference to Exhibit 4. (k)(k)(k) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (x)(x)(x)     Form of Endorsement No. 2006IRA-ACC, incorporated
                            herein by reference to Exhibit 4. (l)(l)(l) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (y)(y)(y)     Form of Endorsement No. 2006IRA-GWB, incorporated
                            herein by reference to Exhibit 4. (m)(m)(m) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (z)(z)(z)     Form of Endorsement No. 2006NQ-ACC, incorporated
                            herein by reference to Exhibit 4. (n)(n)(n) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(b)     Form of Endorsement No. 2006NQ-GWB, incorporated
                            herein by reference to Exhibit 4. (o)(o)(o) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(c)     Form of Endorsement No. 2006QP-ACC, incorporated
                            herein by reference to Exhibit 4. (p)(p)(p) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(d)     Form of Endorsement No. 2006QP-GWB, incorporated
                            herein by reference to Exhibit 4. (q)(q)(q) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(e)     Form of Endorsement No. 2006ROTH-ACC, incorporated
                            herein by reference to Exhibit 4. (r)(r)(r) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(f)     Form of Endorsement No. 2006ROTH-GWB, incorporated
                            herein by reference to Exhibit 4. (s)(s)(s) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(g)     Form of Endorsement No. 2006TSA-ACC, incorporated
                            herein by reference to Exhibit 4. (t)(t)(t) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(h)     Form of Rider No. 2006GWB, incorporated herein by
                            reference to Exhibit 4. (w)(w)(w) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(i)     Form of Rider No. 2006EEB, incorporated herein by
                            reference to Exhibit 4. (x)(x)(x) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(j)     Form of Rider No. 2006GMAB, incorporated herein by
                            reference to Exhibit 4. (y)(y)(y) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(k)     Form of Rider No. 2006GMDB-AR, incorporated herein
                            by reference to Exhibit 4. (z)(z)(z) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(l)     Form of Rider No. 2006GMDB-GR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(b) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(m)     Form of Rider No. 2006GMDBOPR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(c) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(n)     Form of Rider No. 2006GMIB, incorporated herein by
                            reference to Exhibit 4. (a)(a)(d) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(o)     Form of Rider No. 2006GMIBOPR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(e) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(p)     Form of Data Page No. 2006DPPlus, previously filed
                            with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(q)     Form of Endorsement No. 2006TRBNS, previously filed
                            with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(r)     Form of Contract for Individual Fixed and Variable
                            Annuity (2007DPPlus). Filed with this Registration
                            Statement File No. 333-64749 on May 15, 2007.

              (a)(a)(s)     Form of Endorsement for Individual Fixed and

                                      C-8

                            Variable Annuity (2007MMDCA). Filed with this
                            Registration Statement File No. 333-64749 on
                            May 15, 2007.

              (a)(a)(t)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007DP), incorporated herein by reference
                            to Exhibit 4 (a)(a)(g) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(u)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007GWBL DP), incorporated herein by
                            reference to Exhibit 4(a)(a)(h) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(v)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007DPTOBCO), incorporated herein by
                            reference to Exhibit 4(a)(a)(i) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(w)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIB), incorporated herein by
                            reference to Exhibit 4(a)(a)(n) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(x)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIBOPR), incorporated herein by
                            reference to Exhibit 4(a)(a)(o) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(y)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIBOPR-R), incorporated herein by
                            reference to Exhibit 4(a)(a)(p) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(z)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-GR-6), incorporated herein by
                            reference to Exhibit 4(a)(a)(q) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(a)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-GR-3), incorporated herein by
                            reference to Exhibit 4(a)(a)(r) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(c)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDBOPR), incorporated herein by
                            reference to Exhibit 4(a)(a)(s) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(d)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-AR), incorporated herein by
                            reference to Exhibit 4(a)(a)(t) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(e)     Form of Rider for Individual Fixed and Variable
                            Annuity (2006GWB - rev 5-07 NQ), incorporated
                            herein by reference to Exhibit 4 (a)(a)(u) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(f)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007DB-ACC), incorporated herein
                            by reference to Exhibit 4(a)(a)(v) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(g)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007DB-GWB), incorporated herein
                            by reference to Exhibit 4(a)(a)(w) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(h)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007NQ-ACC), incorporated herein
                            by reference to Exhibit 4(a)(a)(x) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(i)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007NQ-GWB), incorporated herein
                            by reference to Exhibit 4(a)(a)(y) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(j)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006IRA-ACC-rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(a)(z) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(k)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006IRA-GWB - rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(b)(a) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(l)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006ROTH-ACC - rev 5-07),

                                      C-9

                            incorporated herein by reference to Exhibit
                            4(a)(b)(b) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(m)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006ROTH-GWB - rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(b)(c) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(n)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007COO), incorporated herein by
                            reference to Exhibit 4(a)(b)(e) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(o)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007PREDB), incorporated herein
                            by reference to Exhibit 4(a)(b)(f) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(p)     Form of Guaranteed Withdrawal Benefit
                            (("GWB")(rev0208)) is incorporated herein by
                            reference to Exhibit 4.(a)(b)(g) to the
                            Registration Statement (File No. 333-05593) filed
                            on October 15, 2007.

              (a)(b)(q)     Form of Date Page Rider for Individual Fixed and
                            Variable Annuity (2007GWBL DP (rev (0208)) is
                            incorporated herein by reference to Exhibit
                            4.(a)(b)(h) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2008.

              (a)(b)(r)     Form of Guaranteed Withdrawal Benefit for Life
                            ("GWBL") Rider (No. 2008GWBL), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(s)     Form of Memorandum of Variable Material for Rider
                            Form Nos. 2008GWBL and 2008GMIB and Endorsement
                            2008ADOPT, previously filed with this Registration
                            Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(t)     Form of Data Pages (No. 2008DP), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(u)     Form of Endorsement Applicable to the Right to Add
                            an Optional Guaranteed Withdrawal Benefit for Life
                            ("GWBL") or Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (No. 2008ADOPT), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(v)     Form of Guaranteed Minimum Death Benefit Rider w/
                            Optional Reset (GMBD) (No. 2008GMDBOPR). Previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(b)(w)     Form of Guaranteed Minimum Death Benefit Rider
                            (GMDB) (No. 2008GMDBSA), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(b)(x)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider with Optional Reset of [6% / 6.5%] Roll Up to
                            Age [85] GMIB Benefit Base and Guaranteed
                            Withdrawal Benefit for Life Conversion Benefit (No.
                            2008GMIB), previously filed with this Registration
                            Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(y)     Form of Endorsement Applicable to Credits Applied
                            to Annuity Account Value (No. 2008TRBNS),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 20, 2008.

              (a)(b)(z)     Form of Endorsement Applicable to the Deferment
                            Provision (No. 2008DEFER), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(a)     Form of Endorsement Applicable to IRA Contracts
                            (No. 2008IRA-ACC), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(b)     Form of Endorsement Applicable to Custodial
                            Contracts (No. 2008IRA-CSTDL-NS), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(c)     Form of Endorsement Applicable to IRA Contracts
                            (No. 2008IRA-GWB), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(d)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (No. 2008ROTH-ACC), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

                                     C-10

              (a)(c)(e)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (No. 2008ROTH-GWB), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(f)     Form of Endorsement Applicable to SEP-IRA Contracts
                            (No. 2008SEPIRA-ACC), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(g)     Form of Endorsement Applicable to SEP-IRA Contracts
                            (No. 2008SEPIRA-GWB), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(h)     Form of Endorsement Applicable to Simple IRA
                            Contracts (No. 2008SIMIRA-ACC), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(i)     Form of Endorsement Applicable to Simple IRA
                            Contracts (No. 2008SIMIRA-GWB), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(j)     Form of Non-Spousal Beneficiary Continuation Option
                            (BCO) Tax-Qualified Retirement Plan Funds Direct
                            Rollover to Traditional IRA Endorsement (No.
                            2008TQNSBCO), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(k)     Form for use with Certificate Form No.
                            2006BASEA/2006BASEB or Contract Form No.
                            2006BASE-I-A/2006BASE-I-B (Depending on
                            Jurisdiction) Marketed as AXA Equitable's
                            "Accumulator Series 08" ("Accumulator",
                            "Accumulator Select", "Accumulator Plus" and
                            "Accumulator Elite", previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(l)     Form of Data Pages (No. 2008DPPlus), previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(c)(m)     Form of Revised Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (also known as the Living Benefit)
                            JS06 GMIB1, previously filed with this Registration
                            Statement File No. 333-64749 on April 23, 2009.

              (a)(c)(n)     Form of Revised Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (also known as the Living Benefit)
                            AND Guaranteed Minimum Death Benefit ("GMDB") Rider
                            JS06 GMIB2, previously filed with this Registration
                            Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(o)     Form of Endorsement Applicable to the Right to Add
                            an Optional Guaranteed Minimum Income Benefit
                            ("GMIB") Rider, Form No. 2009ADOPT, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(p)     Form of Endorsement Applicable to Investment
                            Options, Form No. 2009GOA, previously filed with
                            this Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(q)     Form of Endorsement Applicable to Special Money
                            Market Dollar Cost Averaging, Form No. 2009MMSDCA,
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(r)     Form of Endorsement Applicable to GWBL Maturity
                            Date Annuity Benefit, Form No. 2009GWBLMD,
                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(s)     Form of Endorsement Applicable to Section 6.02,
                            "Payment Upon Death", Form No. 2009DBENDO,
                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(t)     Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider Annual Ratchet to Age [85], Form
                            No. 2009GMDBAR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(u)     Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2009GMDBOPR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(v)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider with Optional Reset of [5%] Roll Up to Age
                            [85] GMIB Benefit Base and Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit, Form
                            No. 2009GMIB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(w)     Form of Data Pages, Form No. 2009DPPLUS,

                                     C-11

                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(x)     Form of Data Pages, Form No. 2009DPWVR, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(y)     Form of Data Pages, Form No. 2009DP, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(z)     Form of Endorsement Applicable to Traditional IRA
                            Contracts (ICC11IRA1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(a)     Form of Endorsement Applicable to Qualified Defined
                            Contribution Plans (ICC11QP-DC1), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 5, 2011.

              (a)(d)(b)     Form of Endorsement Applicable to Qualified Defined
                            Benefit Plans (ICC11QP-DB1), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(c)     Form of Endorsement Applicable to Non-Qualified
                            Contracts (ICC11NQ1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(d)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (ICC11ROTH1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(e)(i)  Form of Endorsement Applicable to the Asset
                            Transfer Program ("ATP"), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(e)(ii) Form of Endorsement Applicable to Allocation
                            (ICC11GOA), previously filed with this Registration
                            Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(f)     Form of Endorsement Applicable to Guaranteed
                            Interest Special Dollar Cost Averaging (ICC11SDCA),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(g)     Form of Endorsement Applicable to Special Money
                            Market Dollar Cost Averaging (ICC11MMSDCA),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(h)     Form of Data Pages - Table of Guaranteed Annuity
                            Payments (ICC11DP-TGAP-B), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(i)     Form of Inherited Traditional IRA Beneficiary
                            Continuation Option (BCO) Endorsement
                            (ICC11INHIRA1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(j)     Form of Inherited Roth IRA Beneficiary Continuation
                            Option (BCO) Endorsement (ICC11INHROTH1),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(k)     Form of Guaranteed Minimum Income Benefit Rider [I-
                            Asset Allocation] with Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit (ICC11GMIB),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(l)     Form of "Greater of" Death Benefit Rider [I- Asset
                            Allocation] Greater of Annual Rollup to Age [85]
                            GMDB or Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBGR), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(m)     Form of [Earnings Enhancement Benefit] Optional
                            Death Benefit Rider (ICC11EEB), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 5, 2011.

              (a)(d)(n)(i)  Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBHAV), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(n)(ii) Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBHAV-IB), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(p)     Form of Data Pages, Form ICC11DPACC-C, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(q)     Form of Data Pages, Form ICC11DPACC-CP, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(r)     Form of Data Pages, Form ICC11DPACC-L, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(s)     Form of Guaranteed Minimum Income Benefit Rider [I
                            - Asset Allocation] with Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit, previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 25, 2012.

              (a)(d)(t)     Form of Endorsement applicable to Termination of
                            Guaranteed Minimum Death Benefits (Form No.
                            2012GMDB-BO-1), incorporated herein by reference to
                            Exhibit 4(m)(m) to the Registration Statement (File
                            No. 33-83750) on Form N-4 filed April 24, 2013.

          5.  (a)      Form of Enrollment Form/Application for Equitable
                       Accumulator (IRA, NQ, and QP), incorporated herein by
                       reference to Exhibit 5(e) to Registration Statement
                       No. 333-05593, filed May 1, 1998.

              (b)      Form of application for Accumulator, Form No.2002App01,
                       incorporated herein by reference to Exhibit 5(h) to the
                       Registration Statement (File No. 333-31131), filed
                       March 8, 2002.

              (c)      Form of application for Accumulator, Form No.2002App02,
                       incorporated herein by reference to Exhibit 5(i) to the
                       Registration Statement (File No. 333-31131), filed
                       March 8, 2002.

              (d)      Form of application for Accumulator(R) Plus(SM), Form
                       No. 2004App02, previously filed with this Registration
                       Statement File No. 333-64749, on April 20, 2006.

                                     C-12

         (e)     Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5. (m) to the Registration Statement
                 (File No. 333-05593), filed June 14, 2006.

         (f)     Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5. (n) to the Registration Statement
                 (File No. 333-05593), filed June 14, 2006.

         (g)     Form of Application for Accumulator (2007App 01),
                 incorporated herein by reference to Exhibit 5 (o) to the
                 Registration Statement (File No. 333-05593), filed
                 January 30, 2007.

         (h)     Form of Application for Accumulator (2007App 02),
                 incorporated herein by reference to Exhibit 5 (p) to the
                 Registration Statement (File No. 333-05593), filed
                 January 30, 2007.

         (i)     Form of Application for Accumulator(R) PlusSM, Form
                 No. 2008 App 01 P, previously filed with this Registration
                 Statement File No. 333-64749 on August 20, 2008.

         (j)     Form of Application for Accumulator(R) PlusSM, Form
                 No. 2008 App 02 P, previously filed with this Registration
                 Statement File No. 333-64749 on August 20, 2008.

         (k)     Form of Application for Accumulator(R) Plus(SM), Form
                 No. 2009 App 01 P, previously filed with this Registration
                 Statement File No. 333-64749 on May 13, 2009.

         (l)     Form of Application for Accumulator(R) Plus(SM), Form
                 No. 2009 App 02 P, previously filed with this Registration
                 Statement File No. 333-64749 on May 13, 2009.

         (m)     Form of Flexible Premium Deferred Fixed and Variable
                 Annuity Contract (ICC11BASE1), previously filed with this
                 Registration Statement File No. 333-64749 on August 5, 2011.

         (n)     Form of Flexible Premium Deferred Fixed and Variable
                 Annuity Contract (ICC11BASE2), previously filed with this
                 Registration Statement File No. 333-64749 on August 5, 2011.

         (o)     Form of Application for an Individual Annuity
                 (ICC12APP01ACC11), previously filed with this Registration
                 Statement File No. 333-64749 on April 25, 2012.

         (p)     Form of Application for an Individual Annuity
                 (ICC12APP02ACC11), previously filed with this Registration
                 Statement File No. 333-64749 on April 25, 2012.

     6.  (a)     Restated Charter of AXA Equitable, as amended August 31,
                 2010, incorporated herein by reference to Registration
                 Statement on Form N-4, (File No. 333-05593), filed on April
                 24, 2012.

         (b)     By-Laws of AXA Equitable, as amended September 7, 2004,
                 incorporated herein by reference to Exhibit No. 6.(c) to
                 Registration Statement on Form N-4, (File No. 333-05593),
                 filed on April 20, 2006.

     7.          N.A.

     8.  (a)     Amended and Restated Participation Agreement among EQ
                 Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                 Equitable"), AXA Distributors and AXA Advisors dated July
                 15, 2002 is incorporated herein by reference to
                 Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                 Registration Statement on Form N-1A (File No. 333-17217 and
                 811-07953), filed on February 7, 2003.

         (a)(a)  Amendment No. 1, dated May 2, 2003, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 28 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 February 10, 2004.

         (a)(b)  Amendment No. 2, dated July 9, 2004, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 35 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 October 15, 2004.

         (a)(c)  Amendment No. 3, dated October 1, 2004, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 35 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 October 15, 2004.

         (a)(d)  Amendment No. 4, dated May 1, 2005, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 37 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on April
                 7, 2005.

         (a)(e)  Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors
                 Trust, AXA Equitable, AXA Distributors and AXA Advisors
                 dated July 15, 2002 incorporated herein by reference to
                 Post-Effective Amendment No. 44 To the EQ Advisor's Trust
                 Registration Statement (File No. 333-17217) on Form N-1A
                 filed on April 5, 2006.

         (a)(f)  Amendment No. 6, dated August 1, 2006, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 51 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 February 2, 2007.

         (a)(g)  Amendment No. 7, dated May 1, 2007, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 53 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on April
                 27, 2007.

         (a)(h)  Amendment No. 8, dated January 1, 2008, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 56 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 December 27, 2007.

         (a)(i)  Amendment No. 9, dated May 1, 2008, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 61 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 February 13, 2009.

         (a)(j)  Amendment No. 10, dated January 1, 2009, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 64 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on March
                 16, 2009.

         (a)(k)  Amendment No. 11, dated May 1, 2009, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 67 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on April
                 15, 2009.

         (a)(l)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                 Trust, AXA Equitable, AXA Distributors and AXA Advisors
                 dated July 15, 2002 incorporated herein by reference to
                 Post-Effective Amendment No. 70 To the EQ Advisor's Trust
                 Registration Statement (File No. 333-17217) on Form N-1A
                 filed on January 21, 2010.

         (a)(m)  Amendment No. 13, dated August 16, 2010, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference to Post-Effective
                 Amendment No. 77 To the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 February 3, 2011.

         (a)(n)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                 Trust, AXA Equitable, AXA Distributors and AXA Advisors
                 dated July 15, 2002 incorporated herein by reference to
                 Post-Effective Amendment No. 77 To the EQ Advisor's Trust
                 Registration Statement (File No. 333-17217) on Form N-1A
                 filed on February 3, 2011.

         (a)(o)  Amendment No. 15, dated June 7, 2011 , to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable, AXA Distributors and AXA Advisors dated July
                 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ
                 Advisor's Trust Registration Statement (File No. 333-17217)
                 on Form N-1A filed on August 17, 2011.

         (a)(p)  Amendment No. 16, dated April 30, 2012, to the Amended and
                 Restated Participation Agreement among EQ Advisors Trust,
                 AXA Equitable and AXA Distributors dated July 15,2002
                 incorporated herein by reference to Post-Effective
                 Amendment No. 96 to the EQ Advisor's Trust Registration
                 Statement (File No. 333-17217) on Form N-1A filed on
                 February 7, 2012.

         (b)     Participation Agreement among AXA Premier VIP Trust, AXA
                 Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to
                 and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No.
                 333-70754) on Form N-1A filed on December 10, 2001.

         (b)(a)  Amendment No. 1, dated as of August 1, 2003 to the
                 Participation Agreement among AXA Premier VIP Trust, AXA
                 Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to
                 Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                 Registration Statement (File No. 333-70754) on Form N-1A
                 filed on February 25, 2004.

         (b)(b)  Amendment No. 2, dated as of May 1, 2006 to the
                 Participation Agreement among AXA Premier VIP Trust, AXA
                 Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to
                 Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                 Registration Statement (File No. 333-70754) on Form N-1A
                 filed on June 1, 2006.

         (b)(c)  Amendment No. 3, dated as of May 25, 2007 to the
                 Participation Agreement among AXA Premier VIP Trust, AXA
                 Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to
                 Post-Effective Amendment No. 20 to AXA Premier VIP Trust
                 Registration Statement (File No. 333-70754) on Form N-1A
                 filed on February 5, 2008.

     9.          Opinion and Consent of Dodie Kent, Esq., Vice President and
                 Associate General Counsel, filed herewith.

                                     C-13

          10. (a)      Consent of the independent registered public accounting
                       firm to be filed by amendment.

              (b)      Powers of Attorney, filed herewith.

          11.          Not applicable.

          12.          Not applicable.

          13.          Not applicable.

                                     C-14

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

*Andrew J. McMahon              Director and President

OTHER OFFICERS

*Anders B. Malmstrom            Senior Executive Director
                                and Chief Financial Officer

*Andrea M. Nitzan               Executive Director
                                and Chief Accounting Officer

                                     C-15

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

                                     C-16

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account No. 49 of AXA Equitable Life Insurance
Company (the "Separate Account") is a separate account of AXA Equitable Life
Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the
"Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2012 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4, filed November 27, 2012.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2012 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

                                     C-17

Item 27. Number of Contractowners

         As of May 31, 2013, there were 99,127 Qualified Contractholders and
         58,897 Non-Qualified Contractholders of the contracts offered by the
         Registrant under this registration statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, is or was a director, officer or employee of
                     the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss. 721-726;
                          Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                 Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of
America are the principal underwriters for Separate Accounts 49, 70 and FP of
AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY
Variable Account A, MONY Variable Account L, MONY America Variable Account A
and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A 301, A and I, and MONY Variable Account
S, and Keynote Series Account. The principal business address of AXA Advisors,
LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA
Advisors, LLC or (i) AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and
                                   Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors
                                   Chief Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-18

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-19

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 1st day of July, 2013.

                                             SEPARATE ACCOUNT NO. 49 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
 New York, on this 1st day of July, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                  Anthony J. Hamilton  Bertram Scott
Barbara Fallon-Walsh          Peter S. Kraus       Lorie A. Slutsky
Danny L. Hale                 Andrew J. McMahon    Richard C. Vaughan
Henri de Castries                                  Ramon de Oliveira
Denis Duverne

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      July 1, 2013

                                 EXHIBIT INDEX

EXHIBIT                                             TAG
NO.                                                 VALUE
-------                                             -----

 9      Opinion and Consent of Counsel              EX-99.9

 10(b)  Powers of Attorney                          EX-99.10b